                            DEAR FELLOW SHAREHOLDERS
                                  June 30, 1997

Both the equity and bond markets continued to rally in the first half of 1997. The S&P 500 Index was up 19.49% and intermediate-term bonds advanced about 3.0% during this same period. These gains were realized despite a 14% market correction that began in mid-February and continued through late April. The correction was overdue as investors believed many stocks had become overvalued and that the growing economy would be inflationary. In the late spring, when it became clear that inflation was not an immediate concern, the markets began their recovery.

   During the past two years, the large cap stocks -- in particular the "nifty fifty" -- have dominated the bull market. Stocks such as Coca Cola and Gillette were trading at P/E ratios above 40. Investors were assuming that their strong growth would continue and rewarded them for their uninterrupted growth in earnings. However, in the second quarter, there were signs that growth in these stocks was slowing and investors began to shift to mid and smaller cap stocks which were undervalued. We believe this trend will continue to develop through the next twelve to eighteen months.

PERFORMANCE

The Pacific Advisors Balanced Fund ("Fund") had a total investment return of 9.94% for the six months ending June 30, 1997. Fund results were based on shares purchased at its offering price on January 1, 1997 and held through June 30, 1997. The return reflects the deduction of the Fund's current maximum sales charge and expense reimbursements. For this same period, the average total return for balanced funds was 11.15%, according to Lipper Analytical Services, Inc.

PORTFOLIO MANAGEMENT

The investment strategy of the Fund seeks to provide long-term stable growth by investing in equities and bonds. The Fund continues to invest on a selective basis utilizing a value oriented approach. The equity position in the Fund was 57% on June 30, 1997. At the same time, 33% of the Fund's assets were invested in preferred stock and corporate bonds with the remaining assets invested in short term investments.

   During the first six months, we began to reduce the Fund's exposure in large cap stocks by investing more of the Fund's assets in mid cap stocks. New companies added to the Fund included Jostens, Scholastic Corp. and Price Enterprises Inc. Jostens is a publisher of yearbooks and class rings. The demographic expansion of high school and college age students over the next several years should increase the demand for these products. They have also shed unrelated businesses that were unprofitable which should improve earnings. Scholastic Corp. is well known as a publisher of educational newspapers such as The Weekly Reader. Recently, they have begun a successful expansion into publishing children's books and textbooks. Price Enterprises Inc., is a real estate investment trust. It is the landlord for Costco and Price Club stores and will benefit from their continued expansion.

   The high yields and lower risk of corporate bonds have continued to make them more attractive than many stocks. We continue to believe that long-term interest rates will decline as a result of low inflation and moderate economic growth. The bond position in the Fund will probably continue to represent more than 30.0% of the Fund's assets. Most of the fixed-income securities in the Fund are utility and financial services corporate bonds. They include Niagara Mohawk Power, Nynex, Barnett Banks and Transamerica Corporation.

OUTLOOK

During the first half of the year many companies were building inventories which accelerated growth in the economy. We expect that the economy will return to a moderate growth rate for the remainder of the year. This scenario should produce low inflation and mild growth in corporate profits. As with any forecast, this benign outlook could change as a result of foreign or domestic developments that might occur in 1997.

   If the economy continues to grow at a mild rate mid cap and smaller cap companies may outperform larger cap stocks. It will be difficult for larger cap stocks to retain their premium valuations if their earnings growth slows to a more modest rate. The momentum investment strategy that has carried these stocks as a group to record highs should give way to an emphasis on value investing. This investment style focuses on the performance of individual stocks which favors mid to small cap companies in more dynamic markets.

   Please contact your financial adviser or Pacific Advisors Fund, if you have questions or would like more information.

   Sincerely,


   /s/ George A. Henning

   George A. Henning
   Chairman


   /s/ Stephen K. Bache

   Stephen K. Bache, CFA
   Adviser
   Hamilton & Bache

                             SCHEDULE OF INVESTMENTS

                                  June 30, 1997
                                   (Unaudited)
                                             Number of Shares     Value
COMMON STOCK (56.70%)
Aerospace and Defense (2.27%)
      Boeing Company                                2,000       $106,125
                                                    -----       --------
Basic Industries (1.50%)
      IMC Global, Inc.                              2,000         70,000
                                                    -----       --------
Communications (3.16%)
      Nokia Corporation - ADR A                     2,000        147,500
                                                    -----       --------
Containers / Packaging (1.20%)
      ACX Technologies                              2,500         56,250
                                                    -----       --------
Electrical Components and Equipment (3.21%)
      Electroglas, Inc.*                            4,000        100,750
      Penn Engineering                              2,500         49,063
                                                    -----       --------
                                                                 149,813
                                                    -----       --------
Entertainment (5.47%)
      GC Companies, Inc.*                           1,000         45,750
      Tele-Com Liberty Media GR-A*                  2,000         47,500
      Time Warner, Inc.                             1,500         72,375
      Viacom, Inc.*                                 3,000         90,000
                                                    -----       --------
                                                                 255,625
                                                    -----       --------
Factory Equipment (1.84%)
      Devlieg - Bullard*                           25,000         85,938
                                                    -----       --------
Financial Services - Specialty (2.21%)
      Federal Home Loan Mortgage Corporation        3,000        103,125
                                                    -----       --------
Food (2.51%)
      Archer-Daniels Midland                        5,000        117,500
                                                    -----       --------
Health Care Provider (2.99%)
      Comprehensive Care Corp.*                     6,000         72,750
      Maxicare Health Plans*                        3,000         67,125
                                                    -----       --------
                                                                 139,875
                                                    -----       --------
Heavy Construction (1.77%)
      Fluor Corporation                             1,500         82,781
                                                    -----       --------

* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                             Number of Shares         Value
COMMON STOCK CONTINUED
Industrial and Commercial Services (4.33%)
      Pinkertons, Inc.                                  1,500      $   46,125
      Reliance Steel                                    6,000         156,000
                                                       ------      ----------
                                                                      202,125
                                                       ------      ----------
Insurance - Specialty (1.79%)
      Farm Family Holdings, Inc.*                       3,000          83,625
                                                       ------      ----------
Medical Equipment, Devices & Supplies (1.13%)
      Imation Corp.*                                    2,000          52,750
                                                       ------      ----------
Oil Field Equipment & Services (3.00%)
      Cooper Cameron                                    3,000         140,250
                                                       ------      ----------
Oil - Secondary (2.48%)
      Burlington Resources                              1,500          66,187
      Union Pacific Resources                           2,000          49,750
                                                       ------      ----------
                                                                      115,937
                                                       ------      ----------
Pharmaceuticals (3.58%)
      Pfizer, Inc.                                      1,400         167,300
                                                       ------      ----------
Publishing (2.90%)
      Dun & Bradstreet Corp.                            2,500          65,625
      Scholastic Corp.*                                 2,000          70,000
                                                       ------      ----------
                                                                      135,625
                                                       ------      ----------
Real Estate (2.06%)
      Catellus Development Corporation                 12,000         217,500
                                                       ------      ----------
Real Estate Investment Trusts (4.65%)
      Price Enterprises, Inc.                           5,000          96,250
                                                       ------      ----------
Recreational Products (1.15%)
      Jostens, Inc.                                     2,000          53,500
                                                       ------      ----------
Retailers - Specialty (1.50%)
      Toys "R" Us*                                      2,000          70,000
                                                       ------      ----------
TOTAL COMMON STOCK  (COST: $1,857,495)                              2,649,394
                                                                   ==========


* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                             Par Value       Value
CORPORATE BONDS  (32.44%)
Banks - Regional  (4.88%)
      Barnett Banks FL 10.875% 3/15/03                        194,000    $  227,837
                                                              -------    ----------
Electric  (9.43%)
      Alabama Power 9% 12/01/24                               115,000       124,641
      Niagara Mohawk Power 9.75% 11/01/05                     155,000       169,221
      Public Service Electric and Gas 8 7/8% 6/01/03           20,000        20,060
      Toledo Edison 7.875% 8/01/04                            125,000       126,594
                                                              -------    ----------
                                                                            440,516
                                                              -------    ----------
Financial Services, Diversified  (3.11%)
      Transamerica Corporation 6.75% 11/15/06                 150,000       145,495
                                                              -------    ----------
Food Retailers  (4.81%)
      Safeway, Inc. 9.875% 3/15/07                            190,000       224,873
                                                              -------    ----------
Industrial - Diversified  (0.76%)
      Owens Illinois 9.75% 8/15/04                             34,000        35,658
                                                              -------    ----------
Oil - Secondary  (4.72%)
      Occidental Petroleum 9.25% 8/01/19                      185,000       220,558
                                                              -------    ----------
Telephone Systems  (4.73%)
      Nynex Corporation 9.55% 5/01/10                         196,393       221,034
                                                              -------    ----------
TOTAL CORPORATE BONDS  (COST:  $1,491,261)                                1,515,971
                                                                         ==========

TOTAL INVESTMENT SECURITIES (89.14%)                                     $4,165,365

SHORT-TERM INVESTMENTS (10.54%)
      United Missouri Bank Money Market Fund                                492,470

OTHER ASSETS LESS LIABILITIES (0.32%)                                        14,798
                                                                         ----------

TOTAL NET ASSETS (100%)                                                  $4,672,633
                                                                         ==========



* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1997
                                   (Unaudited)

ASSETS
      Investment securities at market value (cost: $3,348,756)                $4,165,365
      Short-term investments, at cost, which is equivalent to market             492,470
      Receivable from Investment Manager (Note 3)                                 25,713
      Other Assets                                                                12,069
      Accrued income receivable                                                   34,775
      Receivable for investments sold                                             35,714
      Organizational expenses, net of amortization (Note 1)                        7,377
                                                                              ----------
      Total assets                                                             4,773,483
                                                                              ----------
LIABILITIES
      Payable for investments purchased                                           93,473
      Payable to Investment Manager (Note 1)                                       7,377
                                                                              ----------
                                                                                 100,850
                                                                              ----------
NET ASSETS
      (Equivalent to $11.72 per share on 398,695 shares of
      Capital Stock outstanding - 100 million shares authorized)              $4,672,633
                                                                              ==========

SUMMARY OF SHAREHOLDERS' EQUITY
      Paid-in-capital                                                         $3,830,880
      Undistributed net capital gains                                              8,990
      Undistributed net investment income                                         16,154
      Unrealized appreciation of assets                                          816,609
                                                                              ----------
      Net assets at June 30, 1997                                            $ 4,672,633
                                                                             ===========

Maximum offering price per share ($11.72/94.25%):                                 $12.44
                                                                              ----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                             STATEMENT OF OPERATIONS
                 For the Period January 1, 1997 to June 30, 1997
                                   (Unaudited)

INVESTMENT INCOME
   Dividends                                                           $    12,115
   Interest                                                                 51,998
                                                                       -----------
      Total Income                                                          64,113
                                                                       -----------

EXPENSES
   Investment Advisory Fees                                                 15,346
   Fund Accounting Fees                                                     10,337
   Transfer Agent Expense                                                   12,308
   Legal Expense                                                             1,870
   Amortization Expense                                                      5,533
   Registration Fees                                                         4,681
   Printing                                                                  6,494
   Audit Fees                                                                2,015
   Custody Fees                                                              2,304
   Director Fees/Meetings                                                      991
   Distribution Fees (Note 3)                                                2,073
   Other Expense                                                             2,122
                                                                       -----------
      Total Expenses, before reimbursements                                 66,074
   Less Fees Waived and Expenses Reimbursed (Note 3)                        18,120
                                                                       -----------
      Net Expenses                                                          47,954
                                                                       -----------

NET INVESTMENT INCOME                                                                    $   16,159
                                                                                         ==========
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments
      Proceeds from sales of investment securities (excluding
         short-term investments with maturities of 60 days or less)    $ 1,251,006
      Cost of investment securities sold                                 1,242,358
                                                                       -----------
         Net realized gain on investments                                                     8,648
   Net unrealized appreciation of investments
      Beginning of period                                              $   449,724
      End of period                                                        816,609
                                                                       -----------
         Net unrealized appreciation of investments                                         366,885
                                                                                         ----------
                                                                                            375,533
                                                                                         ==========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  391,692
                                                                                         ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                                      For the period
                                                                      January 1, 1997        For the year ended
                                                                     to June 30, 1997         December 31, 1996
INCREASE IN NET ASSETS
   FROM OPERATIONS
   Net investment income                                                     $16,159                    $28,259
   Net realized gain on investments                                            8,648                     10,316
   Net unrealized appreciation of investments                                366,885                    352,267
                                                                          ----------                 ----------
   Increase in net assets resulting from operations                          391,692                    390,842
                                                                          ----------                 ----------

   FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                          --                    (28,087)
   Net capital gains                                                              --                    (10,790)
                                                                          ----------                 ----------
   Decrease in net assets resulting from distributions                            --                    (38,877)
                                                                          ----------                 ----------

   FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (117,799 and 110,863 shares)                  1,291,396                  1,095,984
   Proceeds from shares purchased by reinvestment
      of dividends (0 and 3,408 shares)                                           --                     36,221
   Cost of shares repurchased (18,056 and  44,123 shares)                   (197,894)                  (426,217)
                                                                          ----------                 ----------
   Increase in net assets derived from capital share transactions
      (99,743 and 70,148 shares)                                           1,093,502                    705,988
                                                                          ----------                 ----------
   Increase in net assets                                                  1,485,194                  1,057,953

NET ASSETS
   BEGINNING OF PERIOD
   (includes no undistributed net investment income)                       3,187,439                  2,129,486
                                                                          ----------                 ----------
   END OF PERIOD
   (includes undistributed net investment income of $16,154  and $0)      $4,672,633                 $3,187,439
                                                                          ==========                 ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

NOTE 1.     ORGANIZATION

      Pacific Advisors Fund Inc. (the "Company") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company was organized on May 18, 1992 as a Maryland corporation and had no operations prior to February 8, 1993, other than those relating to organizational matters including the sale of 2,778 shares of stock of each of its four series ("Funds") at $9.00 per share to the Company's investment manager, Pacific Global Investment Management Company ("Investment Manager"). The Company currently offers four Funds: Small Cap Fund, Balanced Fund, Income Fund, and Government Securities Fund. Each Fund is a separate investment portfolio of the Company with a distinct investment objective, investment program, policies, and restrictions. The Balanced Fund seeks to achieve long-term capital appreciation and income consistent with reduced market risk.

      The Investment Manager paid the organizational and other initial expenses of the Fund incurred prior to the initial offering of the Fund's shares. However, the Fund has agreed to reimburse the Investment Manager for such expenses. The organizational costs will be deferred and amortized by each Fund over a period during which it is expected that a benefit will be realized, but no longer than five years from the date of the Funds' commencement of operations. Prepaid expenses will be amortized over a period not to exceed twelve months.

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES

      A. SECURITY VALUATION. Securities listed on a national securities exchange and certain over-the-counter ("OTC") issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the NYSE. OTC issues not quoted on NASDAQ system and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources (including Quotron), where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity of less than 60 days are valued on an amortized cost basis.

      B. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and Federal income tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. The Balanced Fund declares and distributes dividends of its net investment income, if any, annually. The Board of Directors will determine the amount and timing of such payments.

      D. FEDERAL INCOME TAXES. No provision is made for Federal taxes since the Company intends to qualify as a regulated investment company and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from Federal income and excise taxes.

      E. ORGANIZATIONAL COSTS. Costs incurred by the Balanced Fund in connection with its organization, registration and initial public offering of shares have been deferred and are being amortized using the straight-line method over a five-year period.

      F. USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.     INVESTMENT MANAGEMENT, DISTRIBUTOR AND OTHER RELATED PARTY
TRANSACTIONS

      The Company and Balanced Fund have entered into an investment management agreement ("Management Agreement") with the Investment Manager. The Management Agreement provides for investment management fees, payable monthly, and calculated at the maximum annual rate of 0.75% of average net assets for the Balanced Fund. The Investment Manager has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Hamilton & Bache, Inc. ("Advisor"). The Investment Manager is solely responsible for the payment of these fees to the Adviser.

      From time to time, the Investment Manager and Adviser may voluntarily waive its management and sub-advisory fees, and/or absorb certain expenses for the Balanced Fund. Pursuant to the voluntary waiver of fees and the assumption of expenses by the Investment Manager, the following amounts were waived or reimbursed for the period from January 1, 1997 to June 30, 1997 for the Balanced Fund, $11,837 of management and sub-advisory fees were waived and $6,283 was reimbursed by the Investment Manager.

      Fund operating expenses may not fall below the current expense level in subsequent years until the Investment Manager has fully recouped fees forgone and expenses paid or assumed, as the Fund will reimburse the Investment Manager in subsequent years during which the Fund's total assets are greater than $20,000,000. As of June 30, 1997, the cumulative amounts unrecouped by the Investment Manager since the commencement of operations is $232,551.

      For the period from January 1, 1997 to June 30, 1997, Pacific Global Fund Distributors, Inc. ("PGFD"), the principal underwriter for the Company, received $5,386 of commissions on sales of capital stock of the Balanced Fund, after deducting $26,397 allowed to authorized distributors as commissions. PGFD is a wholly-owned subsidiary of the Investment Manager.

      The Company and the Balanced Fund have entered into an agreement with Pacific Global Investor Services, Inc. ("PGIS") to provide fund accounting services at the monthly fee of three basis points for the first million in net assets or a minimum of $1,250. In addition, an agreement to provide transfer agent services has also been entered into at a monthly fee based on the number of accounts or a minimum of $1,250. PGIS is a wholly-owned subsidiary of the Investment Manager.

      Certain officers of the Company are also officers of the Investment Manager, PGFD and PGIS.

      The Fund has adopted a plan of distribution, whereby the Balanced Fund may pay a service fee in an amount up to 0.25% per annum of the Fund's average daily net assets to qualified recipients. For the period from January 1, 1997 to June 30, 1997, $2,073 was accrued or paid.

NOTE 4.     PURCHASE AND SALES OF SECURITIES

      For the period from January 1, 1997 to June 30, 1997, the Balanced Fund had purchases of securities, other than short-term investments of $2,250,469. The cost of securities held is the same for Federal income tax and financial reporting purposes.

      Aggregate gross unrealized appreciation and aggregate gross unrealized depreciation on securities were $835,033 and $18,424 respectively. Net unrealized appreciation for tax purposes is $816,609.

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout the period)
                                   (Unaudited)

                                                           For the period         For the Year Ended             For the period
                                                          January 1, 1997             December 31,              February 8, 1993 (3)
                                                         to June 30, 1997     1996         1995      1994   to December 31, 1993
                                                         ----------------   ------------------------------  --------------------
Per Share Operating Performance
   Net Asset Value, Beginning of Period                      $10.66          $9.31        $8.75     $8.99             $9.00
                                                             ------         ------        -----     -----             -----
   Income from Investment Operations
      Investment income                                        0.16           0.30         0.35      0.07              0.07
      Expenses                                                (0.12)         (0.21)       (0.17)    (0.05)            (0.06)
                                                             ------         ------        -----     -----             -----
      Net investment income                                    0.04           0.09         0.18      0.02              0.01

   Net realized and unrealized gain (loss) on securities       1.02           1.39         0.57     (0.24)            (0.01)
                                                             ------         ------        -----     -----             -----
   Total from investment operations                            1.06           1.48         0.75     (0.22)             0.00

   Less Distributions
      From net investment income                               0.00          (0.09)       (0.18)    (0.02)            (0.01)
      From net capital gains                                   0.00          (0.04)       (0.01)     0.00              0.00
                                                             ------         ------        -----     -----             -----
   Net Asset Value, End of Year                              $11.72         $10.66        $9.31     $8.75             $8.99
                                                             ======         ======        =====     =====             =====

Total Investment Return (4)                                    9.94%         15.92%        8.70%    (2.41%)            0.00%

Ratios/Supplemental Data
   Net Assets, End of Year                                   $4,673         $3,187       $2,129    $1,341              $121
   Ratio of Expenses to Average Net Assets (1)                 1.24%          2.48%        2.24%     1.83%             1.60%(2)
   Ratio of Net Investment Income to
      Average Net Assets (1)                                   0.42%          1.12%        2.46%     0.93%             0.25%(2)
   Portfolio Turnover Rate                                    32.86%         65.94%       41.23%    60.68%            61.71%(2)
   Average Commission Per Share
      Paid on Equity Transactions                           $0.0931        $0.0812      $0.1005        --                --

1. Without the voluntary fee waivers and reimbursement of expenses, the ratio of expenses to average daily net assets for the Balanced Fund would have been 1.71%, 4.36%, 5.31%, 17.85% and 108.91%, for the years 1997 through
      1993 respectively, and the ratio of net investment income (loss) to average net assets would have been (0.05%), (0.76%), (0.62%), (15.11%), and (106.91%), for the years 1997 through 1993 respectively.
2.    Annualized.
3.    Commencement of Operations.
4. The Fund's maximum sales charge is not included in the total return computation.

See Accompanying Notes to Financial Statements

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                                       12

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                                       13

                           Pacific Advisors Fund Inc.

DIRECTORS
   GEORGE A. HENNING, CHAIRMAN
   VICTORIA L. BREEN
   THOMAS M. BRINKER
   KATHLEEN M. FISHKIN
   L. MICHAEL HALLER III
   SIEGFRED S. KAGAWA
   TAKASHI MAKINODAN, PH.D.
   GERALD E. MILLER
   LOUISE K. TAYLOR, PH.D.

OFFICERS
   GEORGE A. HENNING, PRESIDENT
   THOMAS H. HANSON, VICE PRESIDENT AND SECRETARY
   VICTORIA L. BREEN, ASSISTANT SECRETARY
   PAUL W. HENNING, TREASURER

INVESTMENT MANAGER
   PACIFIC GLOBAL INVESTMENT MANAGEMENT COMPANY
   206 NORTH JACKSON STREET, SUITE 201
   GLENDALE, CALIFORNIA 91206

ADVISER
   HAMILTON & BACHE, INC.
   206 NORTH JACKSON STREET, SUITE 201
   GLENDALE, CALIFORNIA 91206

TRANSFER AGENT AND ADMINISTRATOR
   PACIFIC GLOBAL INVESTOR SERVICES, INC.
   206 NORTH JACKSON STREET, SUITE 201
   GLENDALE, CALIFORNIA 91206

DISTRIBUTOR
   PACIFIC GLOBAL FUND DISTRIBUTORS, INC.
   206 NORTH JACKSON STREET, SUITE 201
   GLENDALE, CALIFORNIA 91206
   (800) 989-6693


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current effective prospectus of the Fund, which contains information concerning the investment policies of the Fund as well as other pertinent information.

                                                                    BULK RATE
                                                                  U. S. POSTAGE
                                                                        PAID
                                                                   GLENDALE, CA
                                                                 PERMIT NO. 1090


[PACIFIC ADVISORS LOGO]
Pacific Global Fund Distributors, Inc.
206 North Jackson Street, Suite 201
Glendale, California 91206






                        SEMIANNUAL REPORT | june 30, 1997

                                       [LOGO]


                                    Pacific
                                    Advisors

                                   Fund Inc.




                                    BALANCED
                                      FUND